Summary of Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 166,252	$ 137,341
United States
Property, Plant and Equipment [Line Items]
Total property and equipment, net	60,644	74,054
China
Property, Plant and Equipment [Line Items]
Total property and equipment, net	92,931	55,170
Rest of World
Property, Plant and Equipment [Line Items]
Total property and equipment, net	$ 12,677	$ 8,117